Short and long-term documents: (Tables)	12 Months Ended
Dec. 31, 2024
Short and long-term documents:
Schedule of long-term debt

Performance	2.39%
Spread credit (bps)	+336
Coupon	5.75%

Performance	6.75%

At December 31, 2023 the long-term debt is shown as follows:

	Original debt	Interest	Credit line		Principal amortization		Interest		Term				Fair
	used in thousand USD	in thousand USD	in pesos		in pesos		in pesos		Short		Long		value
Bond	$400,000	$(4,804)	Ps.	5,553,784	Ps.	(200,535)	Ps.	(35,047)	Ps.	297,803	Ps.	5,020,399	Ps.	5,702,759
Bond	200,000	2,733		3,430,040				5		46,245		3,383,800		3,324,656
	$600,000	$(2,071)	Ps.	8,983,824	Ps.	(200,535)	Ps.	(35,042)	Ps.	344,048	Ps.	8,404,199	Ps.	9,027,415

At December 31, 2024 the long-term debt is shown as follows:

	Original debt	Interest	Credit line		Principal amortization		Interest		Term				Fair
	used in thousand USD	in thousand USD	in pesos		in pesos		in pesos		Short		Long		value
Bond	$400,000	$(3,961)	Ps.	6,601,077	Ps.	(224,914)	Ps.	(82,332)	Ps.	386,998	Ps.	5,906,833	Ps.	6,662,935
Bond	200,000	2,733		4,157,240				56,816		56,816		4,157,240		4,053,056
	$600,000	$(2,071)	Ps.	10,758,317	Ps.	(224,914)	Ps.	(25,516)	Ps.	443,814	Ps.	10,064,073	Ps.	10,715,991